Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

25 Related party transactions

Transactions with related parties were made on normal market terms of trading.

Transactions between RELX PLC and subsidiaries of the Group have been eliminated within the consolidated financial statements. Transactions with joint ventures comprise sales of goods and services of £0.4m (2020: nil; 2021: nil) and the rendering and receiving of goods and services of nil (2021: £0.2m; 2020: £0.1m). As at 31 December 2022, amounts owed by joint ventures were £4.2m (2021: £2.4m; 2020: £0.8m) and amounts due to joint ventures were £1.2m (2021: £1.4m; 2020: £0.4m). See note 6 for details of the Group’s participation in defined benefit pension schemes.

Key management personnel are also related parties as defined by IAS 24 – Related Party Disclosures and comprise the Executive and Non-Executive Directors of RELX PLC. Key management personnel remuneration is set out below. For reporting purposes, salary, benefits and annual incentive payments are considered short-term employee benefits.

KEY MANAGEMENT PERSONNEL REMUNERATION	2020	2021	2022
	£m	£m	£m
Salaries, other short-term employee benefits and non-executive fees	6	7	7
Post-employment benefits	1	1	–
Share based remuneration*	1	8	7
Total	8	16	14

EXECUTIVE DIRECTORS				Annual	Share based
		Salary	Benefits	incentive	remuneration*	Pension*	Total
		£’000	£’000	£’000	£’000	£’000	£’000
Total Executive Directors	2020	2,034	99	2,623	595	687	6,038
	2021	2,085	97	3,604	7,953	774	14,513
	2022	2,137	97	3,251	6,857	268	12,610

*

The figures for share based awards are calculated in accordance with the methodology set out in the UK Regulations. The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page 124 for further details. Pension is calculated in accordance with the methodology set out in the UK Regulations.

NON-EXECUTIVE DIRECTORS	2020	2021	2022
	£’000	£’000	£’000
Fees and benefits	1,558	1,598	1,566

The remuneration of non-executive directors comprises fees for services, and benefits primarily relating to tax filing support in respect of filings resulting from their directorships. No deemed benefits were provided during 2022 to former directors (2021: nil; 2020: nil).
No loans, advances or guarantees have been provided on behalf of any director. The aggregate gains made by Executive Directors on the exercise of options during 2022 were nil (2021: nil; 2020: nil).